Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	24,295,182	22,794,872
Preferred stock, shares issued	24,295,182	22,794,872
Preferred stock, shares outstanding	24,295,182	22,794,872
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	239,770,000	209,081,533
Ordinary shares, shares outstanding	239,770,000	209,081,533